Consolidated Income Statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated Income Statements [abstract]
Sales (note 25)	$ 268,111	$ 210,255
Cost of sales (note 26)	158,551	129,649
Mine operating income	109,560	80,606
Other expenses (income)
Selling, general and administration (note 27)	24,911	31,117
Exploration and evaluation	1,534	177
Share of loss of equity-accounted investee	192
Foreign exchange loss (gain)	2,034	(649)
Impairment reversal (note 14)	(31,119)
Other expenses	1,681	1,420
Other expenses (income), total	(767)	32,065
Operating Income	110,327	48,541
Financing items
Interest income	(1,950)	(328)
Interest expense	1,674	2,147
Accretion of provision	684	665
Loss (gain) on financial assets and liabilities carried at fair value	4,968	(1,053)
Financial expense (income), total	5,376	1,431
Income before Taxes	104,951	47,110
Income tax (note 29)
Current income tax expense	34,863	29,063
Deferred income tax expense	3,783	189
Total tax expense	38,646	29,252
Net income for the year	$ 66,305	$ 17,858
Earning Per Share Basic And Diluted [abstract]
Basic	$ 0.42	$ 0.13
Diluted	$ 0.42	$ 0.13
Weighted average number of common shares outstanding during the period (000's)
Basic	158,036	136,888
Diluted	158,312	138,053